Short-Term Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Feb. 28, 2022
Debt Disclosure [Abstract]
Total investment		$ 8,000,000
Net asset value	$ 5,961,605
Investment loss	$ 2,038,395